SHORT-TERM INVESTMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Schedule of Cost-method Investments [Line Items]
Interest income from short-term investments	$ 13,958,540	$ 16,657,246
Earned uncollected interests	$ 1,021,306	$ 247,912
Minimum [Member]
Schedule of Cost-method Investments [Line Items]
Interest rate on investment	5.00%
Maximum [Member]
Schedule of Cost-method Investments [Line Items]
Interest rate on investment	15.00%